Securities - Unrealized Gains and Losses on Equity Securities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Debt Securities, Trading, and Equity Securities, FV-NI, Cost [Abstract]
Net gains and (losses) recognized during the period	$ (71)	$ (385)	$ (36)	$ (322)
Less: Net gains and (losses) recognized during the period on securities sold	0	0	0	0
Unrealized gains and (losses) recognized during the reporting period on securities still held at the reporting date	$ (71)	$ (385)	$ (36)	$ (322)